THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

April 4, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.

Form N-CSR Annual Report

1940 Act File No. 811-4603

Ladies and Gentlemen:

On behalf of Thrivent Series Fund, Inc., I am filing electronically with the SEC a pre-effective amendment to the registration statement on Form N-14 under the Securities Act of 1933, as amended. This pre-effective amendment is in consideration of the proposed merger of five series of the Registrant. If you have any questions, please call me at (612) 844-5168. Thank you.

Sincerely,

/s/ Rebecca Ann Paulzine

Rebecca Ann Paulzine

Assistant Secretary